Taxation (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of income tax expense in the interim condensed consolidated statement of profit or loss
	June 30 2021 £’000	June 30 2020 £’000

Current income tax expense	(24)	-
Deferred tax credit relating to origination and reversal of temporary differences	7,350	-

Income tax credit recognised in statement of profit or loss	7,326	-